STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Tables)	12 Months Ended
Sep. 30, 2023
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Summary of stock option activity

			Remaining
	Shares Underlying	Weighted Average	Contractual	Grant-Date
	Options	Exercise Price	Term (Years)	Fair Value
Outstanding at October 1, 2021	250,000	$10	0	$1,085,386
Granted	—	$—	—	$—
Exercised	—	$—	—	—
Forfeited	—	$—	—	—
Outstanding at September 30, 2022	250,000	$10	0	$1,085,386
Exercisable at September 30, 2022	250,000	$10	0	$—

Summary of change in outstanding warrants

			Weighted Average
			Remaining
	Shares Underlying	Weighted Average	Contractual
	Options/Warrants	Exercise Price	Term (Years)
Outstanding at October 1, 2022	4,774,642	$2.87	4.7
Issued	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Outstanding at September 30, 2023	4,774,642	$2.87	3.7
Exercisable at September 30, 2023	4,774,642	$2.87	3.7